Consolidated Statements of Equity $ in Thousands	CAD ($)	USD ($)	Number of Common Shares shares	Share Capital CAD ($)	Share Capital USD ($)	Share Option and Warrant Reserve CAD ($)	Share Option and Warrant Reserve USD ($)	Deficit CAD ($)	Deficit USD ($)
Balance, shares at Dec. 31, 2020			117,823,857,000
Balance, amount at Dec. 31, 2020 | $		$ 166,272			$ 294,710		$ 11,521		$ (139,959)
Statement [Line Items]
Total comprehensive income | $		(8,985)			0		0		(8,985)
Share options exercised, shares			5,834,000
Share options exercised, Amount		5			6		(1)	$ 0
Warrants exercised, shares			101,042,000
Warrants exercised, amount		147			159		(12)	0
Share-based compensation		1,533		$ 0			1,533	0
Balance, amount at Jun. 30, 2021 | $		158,972			294,875		13,041		(148,944)
Balance, shares at Jun. 30, 2021			117,930,733
Balance, shares at Dec. 31, 2021			125,720,950
Balance, amount at Dec. 31, 2021 | $	$ 157,355,000			295,464		$ 18,640		$ (156,749)
Statement [Line Items]
Total comprehensive income		40,059		$ 0		$ 0			40,059
Share-based compensation | $		1,127			0		1,127		0
Shares issued pursuant to offering, net of share issue costs, shares			13,750,000,000
Shares issued pursuant to offering, net of share issue costs, amount | $		10,864			10,864		0		0
Balance, amount at Jun. 30, 2022	$ 209,405,000	$ 209,405			$ 306,328		$ 19,767		$ (116,690)
Balance, shares at Jun. 30, 2022			139,470,950,000